VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
4.	VESSELS AND EQUIPMENT, NET

The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2013 and 2012 were as follows:

	At December 31,
	2013	2012

Ocean-going vessels	$123,994	$115,375
River barges and pushboats	415,817	411,820
PSVs	365,823	223,032
Advances for PSV construction	-	53,496
Furniture and equipment	12,882	11,822
Building, land, operating base and shipyard	53,752	54,902
Total original book value	972,268	870,447
Accumulated depreciation	(256,837)	(222,928)
Net book value	$715,431	$647,519

For the years ended December 31, 2013, 2012 and 2011, depreciation expense was $38,951, $38,914 and $34,891, respectively.

Certain interest costs incurred during the construction of vessels are capitalized as part of the assets’ carrying values and are depreciated over such assets’ estimated useful lives. No interest was capitalized during the years ended December 31, 2013, 2012 and 2011.

ACQUISITIONS AND DISPOSALS

River Business

During 2013 and 2012, the Company built, sold and leased back, ten and fourteen river barges for $9,410 and $13,020, respectively with a lease term of ten years. Gains of $1,889 and $2,116 for the years ended December 31, 2013 and 2012, respectively related to the sale-lease back were deferred and are being amortized over the minimum lease period (see Note 2.r).

During 2012, eight river barges were built in our own shipyard in Punta Alvear, Argentina for a total cost of $9,100.

During 2012, the Company sold and delivered a river pushboat, for a total sale price of $3,850 and we recognized a gain on sale of vessel of $3,564.

During 2011, we purchased three pushboats, for a total aggregate purchase price of $2,900. The Company also incurred $2,000 in additional direct costs relating to these acquisitions.

During 2011, forty-two barges were built in our own shipyard in Punta Alvear, Argentina for a total cost of $31,400.

Acquisition of 50% interest in Puertos del Sur S.A.

On April 25 and May 3, 2012, the Company through its River Business subsidiary UABL Terminals (Paraguay) S.A. obtained a 100% controlling interest in Puertos del Sur S.A. through its acquisition of its 50% partner's interest for $250.

At time of acquisition, Puertos del Sur S.A. owned a grain loading terminal in Paraguay. The Company performed a fair value analysis and the purchase price was allocated to the acquired assets and liabilities based on their fair values resulting in no goodwill being recorded. Due to immateriality, the Company has not prepared pro forma information related to this acquisition.

Offshore Supply Business

On February 21 and September 13, 2007, UP Offshore (Bahamas) Ltd. (our holding company in the Offshore Supply Business) signed shipbuilding contracts with a shipyard in India for construction of four PSVs with a combined cost of $88,052, with contracted deliveries delayed to 2012 and 2013.  The Company shall be made advances each of 20% of the contract price which were payable upon achievement of milestones specified in the contract, prior to the delivery of the PSVs.  On May 22, 2012, we took delivery of the first Indian PSV UP Jade and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery.

On January 30, 2013, we took delivery of the second Indian PSV UP Amber and we paid the fifth installment net of a reduction of $1,800 in the contract price in connection with the penalty for its late delivery. On August 12, 2013, we took delivery of the third Indian PSV UP Pearl and we paid $893 to the yard after allowing for the reduction of $1,800 in the contract price in connection with the penalty for its late delivery as well as certain other sums advanced to the yard.

On October 22, 2013, we canceled the shipbuilding contract for the fourth PSV UP Onyx based on the shipyard failure to deliver the vessel within 210 days after the delivery date in accordance with the specific terms of the contract. The advances made to the shipyard amounted $13,208, which shall be refunded to the Company plus an interest rate of 7% per annum from payment date under the provisions of the contract and they were secured by refund guarantees issued by two first class banks.  At December 31, 2013 $17,589 was included in current other receivables in the accompanying consolidated balance sheet and such amount was collected in full during January 2014.

On October 3, 2013, we entered into two Memorandums of Agreement ("MOAs") whereby we agreed to acquire two 5,145 dwt newbuilt Chinese sister PSVs named UP Agate and UP Coral. The purchase price for these PSVs under the MOAs was $31,450 each which were subsequently delivered on October 28, 2013. In addition, we exercised our option to acquire a third PSV named UP Opal of identical specifications as the previous two which was delivered from the same Chinese yard on November 29, 2013. We also incurred $2,644 in certain upgrades to PSVs design and specifications.

Noncontrolling interest acquisition

On July 5, 2013, we entered into a Share Purchase Agreement with Firmapar Corp. (the "Offshore SPA"), the then owner of 5.55% of shares in UP Offshore (Bahamas) Limited, our holding company in the Offshore Supply Business. Through the Offshore SPA we agreed to purchase from Firmapar Corp. the 2,500,119 shares of common stock of UP Offshore (Bahamas) Limited that we did not own. On July 25, 2013, we paid $10,250 to Firmapar in consideration for such shares. As of such date, we own 100% of the common stock of UP Offshore (Bahamas) Limited.